Other Assets and Liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Currency1 [Line Items]
Current prepaid expenses	$ 1,319		$ 1,327
Non-current prepaid expenses	0		998
Other liabilities	332		0
BRACELET-1 collaboration agreement
Currency1 [Line Items]
Other receivables	0		$ 488	$ 360
Clinical Trial
Currency1 [Line Items]
Other receivables	5,000
Other liabilities	$ 298	$ 225